Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 78,020	¥ 97,694
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	838
Real estate collateral-dependent loans (net of allowance for credit losses)	12,646	5,881
Investment in operating leases, property under facility operations and office facilities	11,907	8,105
Land and buildings undeveloped or under construction	2,203
Equity method investments	5,140	20,619
Total	75,151	49,798
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	838
Real estate collateral-dependent loans (net of allowance for credit losses)	12,646	5,881
Investment in operating leases, property under facility operations and office facilities	11,841	8,105
Land and buildings undeveloped or under construction	2,203
Equity method investments	5,140	20,619
Total	32,668	34,605
Fair Value, Measurements, Nonrecurring | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	1,093	1,064
Equity method investments	¥ 844
Fair Value, Measurements, Nonrecurring | Level 3 | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	0.075
Fair Value, Measurements, Nonrecurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations and office facilities	¥ 6,283	¥ 3,314
Land and buildings undeveloped or under construction	¥ 2,203
Fair Value, Measurements, Nonrecurring | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities		0.061
Significant unobservable inputs, Land and buildings undeveloped or under construction	0.039
Fair Value, Measurements, Nonrecurring | Level 3 | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 838
Real estate collateral-dependent loans (net of allowance for credit losses)	11,553	¥ 4,817
Investment in operating leases, property under facility operations and office facilities	5,558	4,791
Equity method investments	1,615	¥ 20,619
Fair Value, Measurements, Nonrecurring | Level 3 | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	¥ 2,681
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.048	0.044
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities	0
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	6.8
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.062	0.052
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities	0.053
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	7.8
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.052	0.047
Significant unobservable inputs, Certain equity method investments	0.075
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities	0.052	0.061
Significant unobservable inputs, Land and buildings undeveloped or under construction	0.039
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	6.9